Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 7 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	September 30, 2024	December 31, 2023
Accounts receivable	$1,880,421	$3,283,118
Accounts receivable – related parties	1,833,343	1,094,225
Less: allowance for expected credit losses	(1,126,653)	(312,482)
Accounts receivable, net	$2,587,111	$4,064,861

The accounts receivable due from related parties represented the management service rendered to the portfolio assets of a related companies, which are controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers. The amount is unsecured, interest-free and with a credit term mutually agreed.

The following table presents the activity in the allowance for expected credit losses:

	As of
	September 30, 2024	December 31, 2023
Balance at beginning of period/year	$312,482	$94,447
Additions	808,274	217,475
Foreign translation adjustment	5,897	560
Balance at end of period/year	$1,126,653	$312,482

The Company generally conducts its business with creditworthy third parties. The Company determines, on a quarterly basis, the probable losses and an allowance for expected credit losses determined in accordance with the CECL model, based on historical losses, current economic conditions, forecasted future economic and market considerations, and in some cases, evaluating specific customer accounts for risk of loss. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

For the three and nine months ended September 30, 2024, the Company has evaluated the probable losses on the accounts receivable and made a provision for allowance for expected credit losses of $214,416 and $808,274, respectively.

For the three and nine months ended September 30, 2023, the Company has evaluated the probable losses on the accounts receivable and made a provision for allowance for expected credit losses of $143,101 and $211,050, respectively.

NOTE 7 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2023	2022
Accounts receivable	$3,283,118	$2,916,609
Accounts receivable – related parties	1,094,225	272,546
Less: allowance for expected credit losses	(312,482)	(94,447)
Accounts receivable, net	$4,064,861	$3,094,708

The accounts receivable due from related parties represented the management service rendered to the portfolio assets of related companies, which are controlled by the holding company, for a compensation of asset management service fee income at the predetermined rate based on the respective portfolio of asset values invested by the final customers. The amount is unsecured, interest-free and with a credit term mutually agreed.

The following table presents the activity in the allowance for expected credit losses:

	As of December 31,
	2023	2022
Balance at beginning of year	$94,447	$94,576
Allowance for expected credit losses	217,475	—
Foreign translation adjustment	560	(129)
Balance at end of year	$312,482	$94,447

The Company generally conducts its business with creditworthy third parties. The Company determines, on a quarterly basis, the probable losses and an allowance for expected credit losses determined in accordance with the CECL model, based on historical losses, current economic conditions, forecasted future economic and market considerations, and in some cases, evaluating specific customer accounts for risk of loss. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

For the years ended December 31, 2023 and 2022, the Company has assessed the probable loss and made an allowance for expected credit losses of $217,475 and nil on accounts receivable, respectively.